OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

NOTE 13 – OTHER LONG-TERM LIABILITIES

Obligation to pay royalties to the Israeli Government’s Innovation Authority (“IIA”)

The Company has received royalty-bearing grants from the IIA in a total amount of $1.06 million (including interest accrued through December 31, 2019) for the development of EndoPAT 3000 (the development of which was discontinued before its completion with no sales to date). In 2009, the IIA notified the Company that under the terms of such grant, it must pay royalties on the sale of all of its products commencing as of 2012. The Company believes that under the terms of the said grant it is not required to repay these grants to the IIA from the sale of its past and currently marketed products. There is no assurance that the Company will prevail in its efforts opposing the IIA’s position. The Company anticipates that, in 2021, it will begin selling its newly developed EndoPATX, for which it recently received authorization to affix a CE mark. The Company developed EndoPATX using some of the know-how developed under the EndoPAT 3000 grant program, and therefore anticipates paying royalties on sales of EndoPATX against the grants received for the development of EndoPAT 3000.  The Company accrued for the royalties’ obligation once the grants became repayable.